INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Income Tax Line Items
DEFERRED TAX ASSET	$ 6,140,000	$ 6,354,000
DEFERRED TAX LIABILITY	(6,140,000)	(6,354,000)
NET DEFERRED INCOME TAX LIABILITY	0	0
Property, plant and equipment [Member]
Disclosure Of Deferred Income Tax Line Items
DEFERRED TAX ASSET	243,000	0
Share issuance costs [Member]
Disclosure Of Deferred Income Tax Line Items
DEFERRED TAX ASSET	0	342,000
Investment tax credits [Member]
Disclosure Of Deferred Income Tax Line Items
DEFERRED TAX ASSET	340,000	0
Non-capital losses [Member]
Disclosure Of Deferred Income Tax Line Items
DEFERRED TAX ASSET	5,557,000	5,599,000
Other items [Member]
Disclosure Of Deferred Income Tax Line Items
DEFERRED TAX ASSET	0	413,000
Exploration and evaluation assets [member]
Disclosure Of Deferred Income Tax Line Items
DEFERRED TAX LIABILITY	(6,047,000)	(6,267,000)
Marketable securities [Member]
Disclosure Of Deferred Income Tax Line Items
DEFERRED TAX LIABILITY	$ (93,000)	$ (87,000)